SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Continuing operations
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of property and equipment		$ 0	$ 0
Discontinued operations
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of property and equipment		$ 32,479	$ 10,459
Computer equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	2 years	2 years
Computer equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years	5 years
Office equipment, fixtures and furniture | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	3 years
Office equipment, fixtures and furniture | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years
Office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life		3 years
Office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life		5 years
Automobiles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	3 years	3 years
Automobiles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years	5 years